LEGAL AND OTHER PROVISIONS - Legal provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) m²	Dec. 31, 2018 COP ($)
Disclosure of provisions for legal and others
Legal proceedings provision	$ 194,680	$ 125,929
Other provisions	$ 673,962	569,359
Area of land under litigation | m²	37,018
Porvenir S.A. and its subsidiary
Disclosure of provisions for legal and others
Other provisions	$ 233,128	206,786
Administrative and other proceedings
Disclosure of provisions for legal and others
Provisions for administrative and other proceedings attributable to contracts	18,391	12,296
Labor proceedings
Disclosure of provisions for legal and others
Legal proceedings provision	38,848	41,618
Other provisions
Disclosure of provisions for legal and others
Legal proceedings provision	137,441	72,015
Other provisions	673,962	569,359
Other provisions | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of provisions for legal and others
Legal proceedings provision	105,118	20,937
Other provisions | Corporacion Financiera Colombiana S.A.
Disclosure of provisions for legal and others
Other provisions	259,185	242,446
Other provisions | Compania Hotelera Cartagena de Indias
Disclosure of provisions for legal and others
Legal proceedings provision	24,815	24,815
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of provisions for legal and others
Other provisions	85,385	46,868
Provision for credit commitments
Disclosure of provisions for legal and others
Other provisions	$ 49,962	$ 59,428